Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of December 31,
	2023	2022
Trade accounts receivable	$3,540,696	$2,458,044
Less: allowance for doubtful accounts	(23,064)	(28,594)
Accounts receivable, net	$3,517,632	$2,429,450

Schedule of Movement of Allowance of Doubtful Accounts	The movement of allowance of doubtful accounts is as follows:
	As of December 31,
	2023	2022
Balance at beginning of the year	$(28,594)	$(4,223)
Current year reduction (addition)	5,053	(24,728)
Foreign exchange difference	477	357
Balance at end of the year	$(23,064)	$(28,594)